Inventories (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Schedule of inventories

The Company had the following inventories at the end of each reporting period:

	September 30,	December 31,
	2025	2024
	$	$
Raw materials	660	737
Work in progress	738	1,655
Finished goods	361	299
	1,759	2,691